Investment Portfolio	as of November 30, 2020 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.6%
California 97.9%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project, Series A, 6.0%, 9/1/2024, INS: AGMC	3,150,000	3,532,189
Big Bear Lake, CA, Water Revenue, 6.0%, 4/1/2022, INS: NATL	4,425,000	4,613,461
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2033	1,000,000	1,170,890
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Subordinate Toll Bridge:
Series S-7, 4.0%, 4/1/2035	5,000,000	5,820,300
Series S-7, 4.0%, 4/1/2037	6,500,000	7,527,845
California, Coast Community College District, Election of 2012:
Series D, 5.0%, 8/1/2032	7,000,000	8,892,450
Prerefunded, Series A, 5.0%, 8/1/2038	10,000,000	11,277,500
California, Community Housing Agency, Essential Housing Revenue, Series A, 144A, 5.0%, 8/1/2050	3,000,000	3,414,420
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	4,000,000	4,441,760
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055 (a)	13,415,000	3,250,320
Series B-1, 5.0%, 6/1/2049	1,000,000	1,183,270
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue, Merced County Tobacco Funding Corp., Series B, 5.0%, 6/1/2050	2,000,000	2,274,740
California, EL Dorado Irrigation District Revenue, Prerefunded, Series C, 5.0%, 3/1/2032	2,750,000	3,428,892
California, Etiwanda School District, Election of 2016, Series A, 4.0%, 8/1/2049	2,500,000	2,924,025
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
Series M-054, "A", 2.35%, 6/15/2035	9,965,000	10,796,679
Series M-049, 3.05%, 4/15/2034	2,475,000	2,769,253
Series M-050, "A", 3.35%, 11/25/2033, GTY: Freddie Mac	3,023,315	3,508,195
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,131,840
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	1,161,560
Series A, 5.75%, 1/15/2046	12,500,000	14,057,875
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A, 5.0%, 6/1/2040	5,000,000	5,820,850
Series A-1, 5.0%, 6/1/2047	550,000	567,661
Series A-2, 5.0%, 6/1/2047	8,825,000	9,108,371
California, Grossmont-Cuyamaca Community College District, Election of 2012, Series A, 5.25%, 8/1/2033	7,425,000	8,383,196
California, Health Facilities Financing Authority Revenue, Commonspirit Health, Series A, 4.0%, 4/1/2049	5,000,000	5,681,000
California, Health Facilities Financing Authority Revenue, PIH Health, Series A, 4.0%, 6/1/2050	7,000,000	8,019,760
California, Housing Finance Agency, Municipal Certificates:
Series A-2, 4.0%, 3/20/2033	1,972,323	2,200,205
Series A, 4.25%, 1/15/2035	2,182,794	2,503,468
California, Lancaster Financing Authority, Measure M & R STR Import Project:
4.0%, 6/1/2044	1,755,000	2,027,587
4.0%, 6/1/2049	4,455,000	5,107,836
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	6,820,000	10,893,859
California, Mount San Antonio Community College District, Election of 2008, Prerefunded, Series 2013A, 5.0%, 8/1/2034	8,520,000	9,608,430
California, Mount San Antonio Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	3,725,000	4,425,561
California, Public Finance Authority Revenue, Henry Mayo Newhall Hospital:
5.0%, 10/15/2037	740,000	845,946
5.0%, 10/15/2047	2,650,000	2,958,857
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	378,371
Series A, 144A, 5.0%, 7/1/2054	1,000,000	998,530
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,343,536
4.0%, 9/1/2046	2,450,000	2,573,039
California, San Mateo Foster City, Public Financing Authority, Street & Food Control Project, Series A, 4.0%, 5/1/2048	3,250,000	3,808,317
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,186,320
Series A, 144A, 5.0%, 8/1/2048	1,750,000	2,034,375
California, School Finance Authority, School Facility Revenue, KIPP LA Project, Series A, 144A, 5.0%, 7/1/2047	2,915,000	3,401,659
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental Center:
Series A, 5.0%, 9/1/2040, INS: AGMC	630,000	805,090
Series A, 5.0%, 9/1/2042, INS: AGMC	1,300,000	1,651,325
California, State Community College Financing Authority, College Housing Revenue, Orange Coast Properties LLC:
5.25%, 5/1/2043	1,000,000	1,015,280
5.25%, 5/1/2048	2,000,000	2,024,380
5.25%, 5/1/2053	2,000,000	2,017,980
California, State Department of Veterans Affairs, Home Purchase Revenue, Series A, 3.0%, 12/1/2050	4,465,000	4,901,141
California, State Department of Water Resources Revenue, Center Valley Project, Water Systems, Series AH, Prerefunded, 5.25%, 12/1/2035	45,000	45,000
California, State Educational Facilities Authority Revenue, Series A, 5.0%, 12/1/2044	8,765,000	10,294,054
California, State Educational Facilities Authority Revenue, Stanford University, Series V-1, 5.0%, 5/1/2049	2,000,000	3,328,320
California, State General Obligation:
Series A-3, 0.06% *, 12/1/2020, LOC: Bank of Montreal	125,000	125,000
Series A-1, 0.08% *, 12/1/2020, LOC: Citibank NA	1,100,000	1,100,000
Series B-1, 0.08% *, 12/1/2020, LOC: Citibank NA	510,000	510,000
Series A-2, 0.1% *, 12/1/2020, LOC: State Street Bank & Trust Co.	900,000	900,000
Series B-2, 0.1% *, 12/1/2020, LOC: Citibank NA	350,000	350,000
5.25%, 9/1/2030	10,000,000	10,368,400
5.25%, 10/1/2032	10,000,000	10,404,300
5.25%, 4/1/2035	8,000,000	8,511,760
California, State Health Facilities Financing Authority Revenue:
5.0%, 9/1/2043	2,665,000	3,105,684
5.0%, 9/1/2048	4,850,000	5,608,540
California, State Health Facilities Financing Authority Revenue, Adventist Health System, Series B, 0.07% *, 12/1/2020, LOC: U.S. Bank NA	2,000,000	2,000,000
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente, Series A-2, 4.0%, 11/1/2051	1,750,000	1,969,748
California, State Health Facilities Financing Authority Revenue, Kaiser Permanente Health Plan, Inc., Series A-2, 4.0%, 11/1/2044	6,000,000	6,804,660
California, State Health Facilities Financing Authority Revenue, Lucile Salter Packard Children's Hospital, Series A, 5.0%, 8/15/2043	3,480,000	3,877,694
California, State Municipal Finance Authority Revenue, Emerson College, Series B, 5.0%, 1/1/2035	1,500,000	1,765,260
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2033	3,000,000	3,609,510
Series A, AMT, 5.0%, 12/31/2038	2,110,000	2,504,908
Series A, AMT, 5.0%, 12/31/2047	1,200,000	1,400,184
California, State Municipal Finance Authority Revenue, NorthBay Healthcare, Series A, 5.25%, 11/1/2047	1,065,000	1,213,695
California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aerospace Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,296,595
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,649,685
California, State Pollution Control Financing Authority, Water Furnishing Revenue, San Diego County Water Authority, Desalination Project Pipeline:
144A, 5.0%, 7/1/2039	1,000,000	1,178,670
144A, 5.0%, 11/21/2045	1,000,000	1,162,800
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group:
144A, 5.0%, 6/1/2047	1,000,000	1,091,960
144A, 5.0%, 6/1/2054	1,000,000	1,087,710
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	875,000	929,329
Series A, 144A, 5.0%, 6/1/2058	2,400,000	2,537,520
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	812,153
Series A, 144A, 5.0%, 6/1/2050	1,060,000	1,135,143
California, State School Finance Authority, Educational Facilities Revenue, River Springs Charter School Project:
Series A, 144A, 5.0%, 7/1/2047	1,000,000	1,060,290
Series A, 144A, 5.0%, 7/1/2052	1,000,000	1,057,320
Series A, 144A, 6.375%, 7/1/2046	3,000,000	3,387,750
California, State University Revenue, Series C, 4.0%, 11/1/2051	6,000,000	7,221,900
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services, Series A, 5.0%, 4/1/2047	1,250,000	1,410,688
California, Statewide Communities Development Authority Revenue, Huntington Memorial Hospital Project, 5.0%, 7/1/2043	1,140,000	1,379,263
California, Statewide Communities Development Authority Revenue, John Muir Health, Series A, 5.0%, 12/1/2053	4,345,000	5,165,988
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	4,000,000	4,348,800
Series A, 144A, 5.25%, 12/1/2056	1,000,000	1,114,650
California, Statewide Communities Development Authority Revenue, Emanate Health:
Series A, 4.0%, 4/1/2040	650,000	757,140
Series A, 4.0%, 4/1/2045	2,000,000	2,305,260
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project:
144A, 5.25%, 7/1/2049	2,550,000	2,528,554
144A, 5.25%, 7/1/2052	1,450,000	1,439,096
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., Series A, 5.0%, 6/1/2048	2,800,000	3,457,384
California, West Contra Costa Unified School District, Election of 2012, Series A, 5.5%, 8/1/2039	10,000,000	11,219,400
Carlsbad, CA, Unified School District, Series A, 4.0%, 5/1/2031	1,500,000	1,808,400
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	485,000	516,375
Cupertino, CA, Union School District, Election of 2012, Prerefunded, Series B, 5.0%, 8/1/2034	1,000,000	1,174,330
Dry Creek, CA, School District General Obligation, Joint Elementary School District, Series A, Zero Coupon, 5/1/2022, INS: AGMC	1,385,000	1,373,435
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series C, 5.0%, 6/1/2044	5,000,000	5,728,900
El Dorado, CA, Irrigation District Certificate of Participation, Series A, 4.0%, 3/1/2045	3,500,000	4,166,190
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	696,025
4.0%, 9/1/2045	750,000	828,248
4.0%, 9/1/2050	900,000	990,720
Garden Grove, CA, Unified School District, Election of 2010, Prerefunded, Series C, 5.25%, 8/1/2037	2,500,000	2,835,975
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: Build America Mutual	1,000,000	1,222,110
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	3,165,025
Irvine, CA, Special Tax, Community Facilities District No. 2013-3, Improvement Area No. 8, 5.0%, 9/1/2051, INS: AGMC	1,200,000	1,404,300
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	700,000	830,613
Series C, 5.0%, 9/1/2047	1,000,000	1,175,460
Series D, 5.0%, 9/1/2049	750,000	878,843
Series B, 5.0%, 9/1/2051	1,000,000	1,169,080
Series A, 5.0%, 9/1/2056, INS: Build America Mutual	5,000,000	5,895,950
Long Beach, CA, Community College District, Series C, 4.0%, 8/1/2049	1,900,000	2,223,114
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,435,000	1,667,068
Los Angeles, CA, Department of Airports Revenue:
Series B, AMT, 5.0%, 5/15/2029	3,450,000	4,400,440
Series B, AMT, 5.0%, 5/15/2030	2,285,000	2,894,547
Series C, AMT, 5.0%, 5/15/2030	1,090,000	1,361,257
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, AMT, 5.0%, 5/15/2034	3,335,000	3,950,608
Series B, AMT, 5.0%, 5/15/2035	750,000	887,018
Series B, AMT, 5.0%, 5/15/2036	1,200,000	1,416,024
Los Angeles, CA, Department of Water & Power Revenue, Power System:
Series B, 5.0%, 7/1/2033	5,740,000	7,147,563
Series B, 5.0%, 7/1/2043	1,250,000	1,406,375
Los Angeles, CA, Harbor Department, Series A, AMT, 5.0%, 8/1/2044	10,000,000	11,224,200
Oceanside, CA, Water Revenue, Series A, 4.0%, 5/1/2051	5,930,000	7,101,471
Orange County, CA, Community Facilities District No. 2016-1, Esencia Village, Series A, 5.0%, 8/15/2041	6,545,000	7,497,036
Oroville, CA, Hospital Revenue:
5.25%, 4/1/2049	1,500,000	1,640,040
5.25%, 4/1/2054	1,845,000	2,005,939
Port of Oakland, CA, Series 0, AMT, 5.125%, 5/1/2030	1,500,000	1,529,535
Rio Vista, CA, Community Facilities District, Special Tax, Series 2018-1, 5.0%, 9/1/2048	1,000,000	1,132,810
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	5,000,000	5,428,950
Sacramento County, CA, Airport Systems Revenue:
Series C, AMT, 5.0%, 7/1/2029	3,585,000	4,481,465
Series C, AMT, 5.0%, 7/1/2032	4,985,000	6,108,569
Series B, 5.0%, 7/1/2041	3,920,000	4,558,176
Sacramento County, CA, Sanitation Districts Financing Authority Revenue, Series A, 5.0%, 12/1/2044	7,465,000	8,519,879
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park:
5.0%, 9/1/2035	2,335,000	2,748,925
5.0%, 9/1/2040	2,665,000	3,102,353
Sacramento, CA, Transient Occupancy Tax Revenue, Convention Center Complex, Series C, 5.0%, 6/1/2043	5,000,000	5,710,350
San Bernardino, CA, Community College District, Election of 2018, Series A, 4.0%, 8/1/2049	6,500,000	7,477,665
San Diego County, CA, Certificates of Participation, County Administration Center Waterfront Park, 5.125%, 2/1/2042	5,000,000	5,041,000
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2044	1,000,000	1,131,990
San Diego, CA, Public Facilities Financing Authority, Water Revenue, Series A, 4.0%, 8/1/2045	5,000,000	6,098,900
San Diego, CA, Unified School District, Election 2012, Series I, 4.0%, 7/1/2037	2,370,000	2,788,400
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.5%, 5/1/2028	6,000,000	6,712,740
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,417,820
San Francisco City & County, CA, Public Utilities Commission Water Revenue, Series A, 5.0%, 11/1/2050	2,500,000	3,281,050
San Francisco City & County, CA, Redevelopment Agency, Mission Bay South Redevelopment Project, Series A, 5.0%, 8/1/2043	2,100,000	2,351,118
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Mission Bay North Redevelopment Project, Series A, 5.0%, 8/1/2041, INS: NATL	2,605,000	3,063,558
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AGMC	7,000,000	8,419,180
San Francisco, CA, Bay Area Rapid Transit District:
Series A, 4.0%, 7/1/2039	1,725,000	2,009,832
4.0%, 7/1/2034	2,500,000	2,893,125
Series C-1, 4.0%, 8/1/2045	5,500,000	6,557,430
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	3,000,000	3,478,170
Series A, AMT, 5.0%, 5/1/2049	3,705,000	4,546,961
San Joaquin County, CA, Lodi Unified School District, General Obligation:
Series 2020, 4.0%, 8/1/2036	1,250,000	1,471,338
Series 2020, 4.0%, 8/1/2037	500,000	587,135
Series 2020, 4.0%, 8/1/2038	1,000,000	1,171,760
Series 2020, 4.0%, 8/1/2039	1,250,000	1,462,175
Series 2020, 4.0%, 8/1/2040	1,860,000	2,171,569
San Jose, CA, Airport Revenue:
Series A, AMT, 5.0%, 3/1/2041	3,000,000	3,544,350
Series A, AMT, 5.0%, 3/1/2047	12,500,000	14,635,500
San Luis Obispo County, CA, Financing Authority Revenue:
Series A, 5.0%, 9/1/2033, INS: Build America Mutual	3,625,000	4,363,811
Series A, 5.0%, 9/1/2034, INS: Build America Mutual	2,205,000	2,650,961
San Marcos, CA, School Financing Authority Lease Revenue:
5.0%, 8/15/2034, INS: AGMC	850,000	1,023,349
5.0%, 8/15/2035, INS: AGMC	700,000	840,840
5.0%, 8/15/2036, INS: AGMC	1,100,000	1,317,723
5.0%, 8/15/2037, INS: AGMC	1,400,000	1,673,252
Santa Ana, CA, Financing Authority, Police Administration & Holding Facility:
Series A, 6.25%, 7/1/2024, INS: NATL	825,000	929,602
Series A, ETM, 6.25%, 7/1/2024, INS: NATL	825,000	926,508
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2036	7,000,000	8,702,610
Series B, AMT, 5.0%, 12/1/2038	4,950,000	6,123,793
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.65%, 9/1/2024, INS: NATL	1,445,000	1,739,520
5.65%, 9/1/2025, INS: NATL	1,520,000	1,910,807
5.65%, 9/1/2026, INS: NATL	1,605,000	2,091,090
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,185,159
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, 5.75%, 7/1/2021	90,000	92,934
Series A, ETM, 5.75%, 7/1/2021	270,000	278,834
Southern California, Public Power Authority Revenue, APEX Power Project:
Series A, 5.0%, 7/1/2036	1,960,000	2,248,649
Series A, 5.0%, 7/1/2038	2,750,000	3,146,577
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: Build America Mutual	750,000	939,885
Series A, 5.0%, 10/1/2035, INS: Build America Mutual	1,500,000	1,874,475
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022, INS: NATL	3,600,000	3,576,348
Transbay Joint Powers Authority, CA, Senior Tax Allocate Bonds:
Series A, 5.0%, 10/1/2040	1,000,000	1,267,060
Series A, 5.0%, 10/1/2045	3,195,000	3,992,184
Series A, 5.0%, 10/1/2049	2,745,000	3,412,804
Tulare, CA, Water Revenue, 4.0%, 12/1/2049, INS: AGMC	1,550,000	1,749,749

University of California, State Revenues:
Series O, 4.0%, 5/15/2029	835,000	1,031,033
Series O, 4.0%, 5/15/2030	1,000,000	1,223,660
Series O, 4.0%, 5/15/2031	665,000	808,075
Series K, 4.0%, 5/15/2036	3,625,000	4,170,599
Series AV, 5.0%, 5/15/2032	4,325,000	5,470,130
Series AV, 5.0%, 5/15/2034	1,000,000	1,256,810
Vacaville, CA, Unified School District, Series D, 4.0%, 8/1/2045	2,500,000	2,932,450
Victor Valley, CA, Community College District, Election of 2008, Series D, 4.0%, 8/1/2050	3,000,000	3,487,260
West Hollywood, CA, Public Financing Authority, Series A, 4.0%, 4/1/2046	8,500,000	10,069,270
Yuba, CA, Community College District, Series A, 4.0%, 8/1/2033	6,915,000	8,068,007
		671,893,434
Guam 0.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 7/1/2040	1,045,000	1,224,813
Series A, 5.0%, 1/1/2050	360,000	442,883
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	505,000	598,506
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,231,797
Series A, 5.0%, 10/1/2038	960,000	1,123,833
Series A, 5.0%, 10/1/2040	665,000	775,696
		5,397,528
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	5,011,000	1,504,102
Series A-1, 4.75%, 7/1/2053	1,545,000	1,678,534
Series A-1, 5.0%, 7/1/2058	2,487,000	2,743,087
		5,925,723
Total Municipal Bonds and Notes (Cost $631,324,327)		683,216,685
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $631,324,327)	99.6	683,216,685
Other Assets and Liabilities, Net	0.4	2,848,482
Net Assets	100.0	686,065,167

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2020. Date shown reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GNMA: Government National Mortgage Association
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (b)	$—	$683,216,685	$—	$683,216,685
Total	$—	$683,216,685	$—	$683,216,685

(b)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

DCATF-PH1

R-080548-1 (1/23)